Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Accumulated Other Comprehensive Income	ACCUMULATED OTHER COMPREHENSIVE INCOME

(in millions)	Opening Balance	Net Change	Ending Balance
2019
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	$1,470	$(757)	$713
Hedges of net investments in foreign operations	(544)	185	(359)
Income tax recovery (expense)	10	(13)	(3)
	936	(585)	351
Other
Cash flow hedges (Note 28)	11	6	17
Unrealized employee future benefits losses (Note 26)	(20)	(18)	(38)
Income tax recovery	1	5	6
	(8)	(7)	(15)
Accumulated other comprehensive income	$928	$(592)	$336

2018
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	$247	$1,223	$1,470
Hedges of net investments in foreign operations	(172)	(372)	(544)
Income tax (expense) recovery	(1)	11	10
	74	862	936
Other
Cash flow hedges (Note 28)	10	1	11
Unrealized employee future benefits (losses) gains (Note 26)	(26)	6	(20)
Income tax recovery (expense)	3	(2)	1
	(13)	5	(8)
Accumulated other comprehensive income	$61	$867	$928